Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 28, 2023	Oct. 29, 2022	Oct. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance table

					Value of Initial Fixed $100 Investment Based On: (3)
Fiscal Year (1)	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO (2)	Average SCT Total for Non- PEO NEOs	Average CAP to Non-PEO NEOs (2)	Ciena Total Shareholder Return (TSR)	Peer Group TSR	Net Income (in thousands)	Ciena Revenue (4) (in thousands)

2023	$15,431,410	$10,723,553	$3,956,502	$2,964,564	$88.69	$79.54	$254,827	$4,386,549
2022	$12,017,980	$9,173,522	$3,200,888	$2,399,994	$88.93	$105.69	$152,902	$3,632,661
2021	$11,450,851	$18,988,477	$3,082,875	$4,548,624	$114.00	$142.96	$500,196	$3,620,684

(1)	Mr. Smith was the principal executive officer (“PEO”) and Messrs. Moylan, McFeely, Phipps, and Rothenstein were the Non-PEO NEOs for all three fiscal years in the table.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation — Summary Compensation Table” for additional information). The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and Non-PEO NEOs in accordance with Item 402(v) of Regulation
S-K:

	Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$15,431,410	$3,956,502	$12,017,980	$3,200,888	$11,450,851	$3,082,875
Deduction for Amounts Reported as “Stock Awards” in SCT	(12,933,210)	(2,871,987)	(11,005,780)	(2,644,856)	(8,589,251)	(1,849,692)
Increase for Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	7,444,016	1,696,980	5,808,224	1,396,651	10,365,414	2,141,480
Increase for Fair Value of Equity Awards Granted and Vested in the Year	857,427	247,599	486,233	148,357	718,030	193,519
Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year	(162,590)	(77,851)	(2,182,578)	(430,921)	1,117,044	310,239
Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	86,500	13,321	4,049,443	729,875	3,926,389	670,203
Compensation Actually Paid	$10,723,553	$2,964,564	$9,173,522	$2,399,994	$18,988,477	$4,548,624

(3)
Ciena and Peer Group total shareholder return (“TSR”) is determined based on the value of an initial fixed investment through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the S&P North American Technology-Multimedia Networking Index, a published industry or line-of-business
index which we also used in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
for our 2023 Annual Report.

(4)
We have determined that revenue is the financial performance measure that, in Ciena’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs for fiscal 2023 to company performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Messrs. Moylan, McFeely, Phipps, and Rothenstein were the Non-PEO NEOs for all three fiscal years in the table.
Peer Group Issuers, Footnote
(3)
Ciena and Peer Group total shareholder return (“TSR”) is determined based on the value of an initial fixed investment through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the S&P North American Technology-Multimedia Networking Index, a published industry or line-of-business
index which we also used in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
for our 2023 Annual Report.

PEO Total Compensation Amount	$ 15,431,410	$ 12,017,980	$ 11,450,851
PEO Actually Paid Compensation Amount	$ 10,723,553	9,173,522	18,988,477
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation — Summary Compensation Table” for additional information). The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and Non-PEO NEOs in accordance with Item 402(v) of Regulation
S-K:

	Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$15,431,410	$3,956,502	$12,017,980	$3,200,888	$11,450,851	$3,082,875
Deduction for Amounts Reported as “Stock Awards” in SCT	(12,933,210)	(2,871,987)	(11,005,780)	(2,644,856)	(8,589,251)	(1,849,692)
Increase for Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	7,444,016	1,696,980	5,808,224	1,396,651	10,365,414	2,141,480
Increase for Fair Value of Equity Awards Granted and Vested in the Year	857,427	247,599	486,233	148,357	718,030	193,519
Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year	(162,590)	(77,851)	(2,182,578)	(430,921)	1,117,044	310,239
Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	86,500	13,321	4,049,443	729,875	3,926,389	670,203
Compensation Actually Paid	$10,723,553	$2,964,564	$9,173,522	$2,399,994	$18,988,477	$4,548,624

Non-PEO NEO Average Total Compensation Amount	$ 3,956,502	3,200,888	3,082,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,964,564	2,399,994	4,548,624
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation — Summary Compensation Table” for additional information). The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and Non-PEO NEOs in accordance with Item 402(v) of Regulation
S-K:

	Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$15,431,410	$3,956,502	$12,017,980	$3,200,888	$11,450,851	$3,082,875
Deduction for Amounts Reported as “Stock Awards” in SCT	(12,933,210)	(2,871,987)	(11,005,780)	(2,644,856)	(8,589,251)	(1,849,692)
Increase for Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	7,444,016	1,696,980	5,808,224	1,396,651	10,365,414	2,141,480
Increase for Fair Value of Equity Awards Granted and Vested in the Year	857,427	247,599	486,233	148,357	718,030	193,519
Change in Fair Value of Outstanding and Unvested Equity Awards, Year-Over-Year	(162,590)	(77,851)	(2,182,578)	(430,921)	1,117,044	310,239
Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	86,500	13,321	4,049,443	729,875	3,926,389	670,203
Compensation Actually Paid	$10,723,553	$2,964,564	$9,173,522	$2,399,994	$18,988,477	$4,548,624

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular list of financial performance measures
The table below lists the financial performance measures that the Compensation Committee believes represent the most important financial performance measures used to link “compensation actually paid” to our NEOs to Ciena’s performance for fiscal 2023. Revenue and Adjusted Operating Income are the financial performance measures used to determine performance-based cash bonuses under the Annual Cash Incentive Bonus Plan, aggregate sales orders and adjusted earnings per share are the financial performance measures used to determine the earning of PSU awards, and total stockholder return is the financial performance measure used to determine the earning of MSU awards. See “Compensation Discussion and Analysis” above for a further description of our executive compensation program. The performance measures included in this table are not ranked by relative importance.

Revenue (Company Selected Measure)
Adjusted Operating Income
Aggregate Sales Orders
Adjusted Earnings Per Share
Total Stockholder Return

Total Shareholder Return Amount	$ 88.69	88.93	114
Peer Group Total Shareholder Return Amount	79.54	105.69	142.96
Net Income (Loss)	$ 254,827,000	$ 152,902,000	$ 500,196,000
Company Selected Measure Amount	4,386,549,000	3,632,661,000	3,620,684,000
PEO Name	Mr. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Aggregate Sales Orders
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Total Stockholder Return
PEO | Amounts Reported as Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,933,210)	$ (11,005,780)	$ (8,589,251)
PEO | Fair Value of Equity Awards Granted in the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,444,016	5,808,224	10,365,414
PEO | Fair Value of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	857,427	486,233	718,030
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards, YearOverYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,590)	(2,182,578)	1,117,044
PEO | Change in Fair Value of Equity Awards Vested, Granted in a Previous Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,500	4,049,443	3,926,389
Non-PEO NEO | Amounts Reported as Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,871,987)	(2,644,856)	(1,849,692)
Non-PEO NEO | Fair Value of Equity Awards Granted in the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,696,980	1,396,651	2,141,480
Non-PEO NEO | Fair Value of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,599	148,357	193,519
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards, YearOverYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,851)	(430,921)	310,239
Non-PEO NEO | Change in Fair Value of Equity Awards Vested, Granted in a Previous Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,321	$ 729,875	$ 670,203